Trading Activities and Related Risks (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Trading Activities and Related Risks
Required margin and good faith deposits with the FCMs and interbank market makers, low end of the range (as a percent)	5.00%
Required margin and good faith deposits with the FCMs and interbank market makers, high end of the range (as a percent)	35.00%
Securities owned - Equity in brokers' trading accounts, at fair value	$ 12,395,634	$ 0
Securities held to satisfy required margin and good faith deposits with the FCMs and interbank market makers, as a percentage of net asset value	4.15%	0.00%
Cash deposited with FCMs and interbank market makers	$ 15,838,709	$ 54,216,191
Cash deposited with FCMs and interbank market makers, as a percentage of net asset value	5.31%	12.12%